Acquisitions - Fiscal 2015 Acquisitions (Details) $ in Millions			3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 25, 2016 USD ($) store	Nov. 17, 2015 USD ($) store	Feb. 27, 2016 USD ($) store	Jan. 03, 2015 store	Feb. 27, 2016 USD ($)	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)	Jun. 02, 2016 USD ($)
Business Acquisition [Line Items]
Number of stores sold | store				168
Goodwill			$ 1,131.1		$ 1,131.1	$ 1,183.3	$ 1,167.8
Haggen Transaction
Business Acquisition [Line Items]
Number of stores acquired that were sold to Haggen previously | store	15		35
Total purchase consideration	$ 113.8		$ 32.6
Number of stores acquired | store	29
Goodwill								$ 16.1
Goodwill expected to be deductible for tax purposes								$ 16.1
A&P Transaction
Business Acquisition [Line Items]
Total purchase consideration		$ 292.7
Number of stores acquired | store		73
Goodwill		$ 130.8
Goodwill expected to be deductible for tax purposes		$ 130.8
Acquisition related costs					$ 11.1
Haggen
Business Acquisition [Line Items]
Number of stores sold | store				146